15. Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfInventoriesLineItems [Line Items]
Inventories	$ 391,904	$ 287,810
Supplies and spare-parts
SummaryOfInventoriesLineItems [Line Items]
Inventories	351,106	230,291
Advance to suppliers
SummaryOfInventoriesLineItems [Line Items]
Inventories	$ 40,798	$ 57,519